Expense Example - AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK	Sep. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 432
Expense Example, with Redemption, 3 Years	566
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,138
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	235
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	755
Expense Example, with Redemption, 10 Years	1,458
Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	231
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	913
Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	598
Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	110
Expense Example, with Redemption, 5 Years	196
Expense Example, with Redemption, 10 Years	$ 450